FAIR VALUE MEASUREMENT	6 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

NOTE 3: — FAIR VALUE MEASUREMENT

The carrying amounts of cash and cash equivalents, user funds, trade receivables, short-term bank deposit, other receivables, trade payables, user accounts and other payables approximate their fair values due to the short-term maturities of such instruments.

The fair value of the Company’s Warrants liability was valued using the market price of the instrument, which is listed on the Nasdaq Capital Market under the symbol “CRGOW”.

The following table presents the fair value measurement hierarchy for the Group’s financial instruments assets and liabilities carried at fair value:

	Fair value hierarchy (unaudited)
As of June 30, 2025:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other receivables and prepaid expenses - hedge instrument	$—	$208	$—	$208
Liabilities measured at fair value:
Accrued expenses and other short-term liabilities - hedge instruments	$—	$(6)	$—	$(6)
Accrued expenses and other short-term liabilities - shares payable	$(189)	$—	$—	$(189)
Warrants liabilities	$(2,958)	$—	$—	$(2,958)

	Fair value hierarchy
As of December 31, 2024:	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Other receivables and prepaid expenses - hedge instrument	$—	$27	$—	$27
Liabilities measured at fair value:
Accrued expenses and other short-term liabilities - hedge instruments	$—	$(8)	$—	$(8)
Accrued expenses and other short-term liabilities - shares payable	$(237)	$—	$—	$(237)
Warrants liability	$(2,450)	$—	$—	$(2,450)

There were no transfers from Level 1 to Level 2 during the reporting periods.